Mortgage Loans Receivable and Bond Portfolio - Restructured or Modified Loans (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Notes to Financial Statements
Number of Loans	$ 7	$ 7	$ 5
Original Principal Balance	4,415,544	4,415,544	3,276,000
Original Average Interest Rate	8	8	9
Unpaid Principal Balance	3,434,328	3,838,819	2,762,309
Modified Average Interest Rate	$ 6	$ 6	$ 7